Subsequent Events (Details) - Maximum - EBP 001		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Auto escalation cap		6.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Auto escalation cap	10.00%